Intangible Assets (Detail)	3 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Annual Fee Per MU [Member] USD ($)	Dec. 31, 2011 Customer Relationships [Member] USD ($)	Dec. 31, 2011 Trademarks [Member]	Sep. 30, 2012 Land Use Right Acquired February 28, 2012 [Member] USD ($)	Sep. 30, 2012 Customer Relationships [Member]	Sep. 30, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member] USD ($)
Finite-Lived Intangible Asset, Useful Life			50 years	50 years		50 years			5 years	10 years		5 years	10 years
Finite-Lived Intangible Assets, Amortization Method			straight-line basis for 50 years	straight-line basis for 50 years		straight-line basis for 50 years
Other Finite-Lived Intangible Assets, Gross				3,400,000					$ 50,000		$ 536,193
Annual fee for land fill on land use rights			333,000	2,100,000				240
Annual land filling fee, term			60	60
Land filling fee, increase, percentage			5.00%	5.00%
Number of years each annual land filling fee will increase			5
Number of trademarks acquired			2	2						2
Amortization of Intangible Assets	10,532	5,311	39,845		10,823	21,164	10,652
Finite-Lived Intangible Assets, Amortization Expense, Year Two	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Three	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Four	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Five	49,552		49,552			41,200
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	40,385		40,385			40,300
Payments to Acquire Intangible Assets			$ 538,230		$ 200,000	$ 200,000	$ 0		$ 200,000					$ 200,000